Interim condensed consolidated statement of changes in equity - RUB (₽) ₽ in Millions	Share capital	Additional paid-in capital	Share premium	Other reserves	Retained earnings	Translation reserve	Total	Non-controlling interests	Total
Beginning balance, equity at Dec. 31, 2017	₽ 1	₽ 1,876	₽ 12,068	₽ 1,462	₽ 5,715	₽ (2)	₽ 21,120	₽ 37	₽ 21,157
Beginning balance, shares outstanding at Dec. 31, 2017	60,932,654
Impact of adopting new IFRS at Dec. 31, 2017					(208)		(208)		(208)
Beginning balance adjusted for impact of new IFRS at Dec. 31, 2017	₽ 1	1,876	12,068	1,462	5,507	(2)	20,912	37	20,949
Profit for the period					2,702		2,702	29	2,731
Foreign currency translation						365	365		365
Total comprehensive income, net of tax					2,702	365	3,067	29	3,096
Share-based payments				519			519		519
Exercise of options	442,787
Dividends to non-controlling interests								(27)	(27)
Ending balance, equity at Sep. 30, 2018	₽ 1	1,876	12,068	1,981	8,209	363	24,498	39	24,537
Ending balance, shares outstanding at Sep. 30, 2018	61,375,441
Beginning balance, equity at Dec. 31, 2018	₽ 1	1,876	12,068	2,097	9,091	513	25,646	60	25,706
Beginning balance, shares outstanding at Dec. 31, 2018	61,451,513
Impact of adopting new IFRS at Dec. 31, 2018					117		117		117
Beginning balance adjusted for impact of new IFRS at Dec. 31, 2018	₽ 1	1,876	12,068	2,097	9,208	513	25,763	60	25,823
Profit for the period					4,160		4,160	39	4,199
Foreign currency translation						(189)	(189)	(5)	(194)
Debt instruments at FVOCI				15			15		15
Total comprehensive income, net of tax				15	4,160	(189)	3,986	34	4,020
Share-based payments				391			391		391
Exercise of options	535,320
Dividends					(2,255)		(2,255)		(2,255)
Dividends to non-controlling interests								(39)	(39)
Ending balance, equity at Sep. 30, 2019	₽ 1	₽ 1,876	₽ 12,068	₽ 2,503	₽ 11,113	₽ 324	₽ 27,885	₽ 55	₽ 27,940
Ending balance, shares outstanding at Sep. 30, 2019	61,986,833